Discontinued Operation (Tables)	12 Months Ended
Mar. 31, 2024
Discontinued Operation [Abstract]
Schedule of Gain on Disposal of Cold Storage Equipment and Termination of Lease Agreements

The following tables set forth the details on gain on disposal of cold storage equipment and termination of lease agreements as of March 31, 2023:

	HK$	US$
Consideration – transfer of cold storage equipment	69,000,000	8,789,920
Consideration – termination of lease agreements	4,067,006	518,097
Total consideration	73,067,006	9,308,017
Less: assets and liabilities derecognized
Property and equipment, net	14,041,380	1,788,734
Deposits paid	27,022,797	3,442,438
Contracts receivable	23,588,571	3,004,952
Prepayments	1,611,408	205,277
Accounts payable	(35,492,631)	(4,521,412)
Deposit received	(7,867,458)	(1,002,237)
Deferred tax liabilities	(1,853,462)	(236,113)
Net assets and liabilities derecognized	21,050,605	2,681,639
Gain on disposal of cold storage equipment and termination of lease agreements	52,016,401	6,626,378

Schedule of Operations and Cash Flows of Discontinued Operation

The following tables set forth the results of operations and cash flows of discontinued operation, that were included in the Company’s consolidated financial statements:

	Year ended March 31, 2023
	HK$	US$
Revenue	—	—
Cost of revenue – depreciation	(1,950,192)	(248,435)
Gross profit	(1,950,192)	(248,435)
Loan interest income (note 10)	441,863	56,289
Gain on waiver of amount due to vendors (note a)	5,702,300	726,416
Operating expense	(60,000)	(7,643)
Income before income tax expenses	4,133,971	526,627
Income tax expenses	—	—
Net income	4,133,971	526,627

Net cash used in operating activities – discontinued operation	(60,000)	(7,643)
Net cash generated from operating activities – discontinued operation	7,000,000	891,731

(a)      On December 7, 2021 and December 8, 2021, the Company entered contracts with a vendor to purchase cold storage property and equipment at a cost of HK$23,402,300 (US$2,981,223). The Company obtained the control of the cold storage equipment on January 15, 2022. On January 31, 2023, the Company and the vendor entered a waiver agreement to waive an outstanding balance of HK$5,702,300 (US$726,416).